UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 1999
                                                -------------------

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.):            [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               HANAWALT ASSOCIATES, LLC
                  --------------------------
Address:            153 E. 53rd ST., 43rd FL
                  --------------------------
                    NEW YORK, NY 10022

Form 13F File Number:  28-  6706
                          ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARIETTA GOLDMAN
Title:              MANAGING DIRECTOR
Phone:              212-292-6598

Signature, Place, and Date of Signing:

   /s/  Marietta Goldman        New York, New York                2/7/00
 --------------------------   -----------------------            -------
        [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number          Name

         28-
            -------------------        ------------------------------
         [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                             ----------

Form 13F Information Table Entry Total:                              28
                                                             ----------

Form 13F Information Table Value Total:                       $  48,546
                                                               --------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number        Name

                           28-
         ---------             -----------------       ------------------------
         [Repeat as necessary.]

                          Form 13F INFORMATION TABLE



                                      COLUMN
         COLUMN 1                        2       COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
---------------------------------- ----------- ------------ -----------  ---------------- ----------- ----------- -----------------
                                      TITLE
                                        OF                       VALUE   SHRS OR SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
         NAME OF ISSUER                CLASS      CUSIP       (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE
---------------------------------- ----------- ------------ ----------- ----------------- ----------- ----------  -----------------
ASSOCIATES FIRST CAP CORP             CLA       046008108       110            4,000           X                    X
AUTOZONE INC.                         COM       053332102     1,939           60,000           X                    X
BUCKLE INC                            COM       118440106       148           10,000           X                    X
CLAYTON HOMES INC                     COM       184190106       505           55,000           X                    X
CORT BUSINESS SVCS CORP               COM       220493100       663           38,000           X                    X
DONNELLEY R R & SONS CO               COM       257867101       248           10,000           X                    X
FEDERAL HOME LN MTG CORP              COM       313400301       377            8,000           X                    X
FINISH LINE INC                       CLA       317923100       186           34,200           X                    X
GENERAL CABLE CORP DEL NEW            COM       369300108        76           10,000           X                    X
GOLDEN WEST FINL CORP DEL             COM       381317106       402           12,000           X                    X
HEARTLAND EXPRESS INC                 COM       422347104       236           15,000           X                    X
INDUSTRIE NATUZZI SPA                 ADR       456478106       265           20,000           X                    X
K-SWISS INC                           CLA       482686102     3,065          165,000           X                    X
LANDSTAR SYS INC                      COM       515098101       557           13,000           X                    X
LOEWS CORP                            COM       540424108       121            2,000           X                    X
MBIA INC                              COM       55262C100       581           11,000           X                    X
MCKESSON HBOC INC                     COM       58155Q103       113            5,000           X                    X
MERCURY GENL CORP NEW                 COM       589400100       745           33,500           X                    X
MIDAS GROUP                           COM       595626102       330           15,100           X                    X
MORTONS RESTAURANT GROUP INC          COM       619429103       715           46,100           X                    X


NEUBERGER BERMAN INC                  COM       641234109       249           10,000           X                    X
PAYLESS SHOESOURCE INC                COM       704379106     3,767           80,150           X                    X
RPM INC OHIO                          COM       749685103       102           10,000           X                    X
SCOTTS CO.                            CLA       810186106     1,409           35,000           X                    X
WADDELL & REED FINL INC               CLA       930059100     1,937           71,400           X                    X
WADDELL & REED FINL INC               CLB       930059209     9,211          366,600           X                    X
WESTINGHOUSE AIR BRAKE CO NEW         COM       960386100       266           15,000           X                    X
                                      COM                    20,223          671,300           X                    X
                                                             ------
                                                             48,546